Capital Lease (Tables)	12 Months Ended
Dec. 31, 2014
Capital Lease [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases
2015	$29,068
2016	17,776
2017	5,012
Net minimum lease payments	51,856
Less amounts representing interest	(6,341)

Capital lease obligation payable	$45,515